Fees Summary	Feb. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,247,622,500.00
Previously Paid Amount	0.00
Total Fee Amount	172,296.66
Total Offset Amount	0.00
Net Fee	172,296.66
Narrative - Max Aggregate Offering Price	$ 1,247,622,500.00
Final Prospectus	true